SUPPLEMENT DATED MAY 1, 2026
To the Prospectus dated May 1, 2019, as amended, for
NYLIAC Corporate Executive Accumulator Variable Universal Life (“CEAVUL”)
INVESTING IN
NYLIAC Corporate Sponsored Variable Universal Life Separate Account−I
This supplement amends the Prospectus, as amended (a “Prospectus”) for the variable universal life policy referenced above offered through the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to inform you of the following changes to the Prospectus scheduled to take effect on or about May 1, 2026 (the “Effective Date”):
1. No new investors will be permitted to allocate premiums or make transfers into the following Investment Divisions:
1. LVIP Baron Growth Opportunities Fund—Service Class
2. Western Asset Core Plus VIT Portfolio—Class I
Policyowners who remove Cash Value allocations from these Investment Divisions will not be permitted to reinvest in these Investment Divisions.
2. The following portfolios will be available as Investment Divisions under the policies:
●
Columbia Variable Portfolio – Small Company Growth Fund – Class 1
●
Franklin Gold and Precious Metals VIP Fund – Class 1
●
Goldman Sachs VIT International Equity Insights Fund – Institutional Class
●
Lord Abbett Series Fund, Inc. – Short Duration Income Portfolio – Class I
●
Voya Intermediate Bond Portfolio – Class I
Add the following entry to the table in your Prospectus listing the FUNDS AND ELIGIBLE PORTFOLIOS:
Fund and Eligible Portfolio	Investment Advisers	Investment Objective
Columbia Variable Portfolio Columbia Variable Portfolio – Small Company Growth Fund – Class 1	Columbia Management Investment Advisers, LLC	●Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust Franklin Gold and Precious Metals VIP Fund – Class 1	Franklin Advisers, Inc.	●Seeks capital appreciation.
Goldman Sachs Variable Insurance Trust Goldman Sachs VIT International Equity Insights Fund – Institutional Class	Goldman Sachs Asset Management, L.P.	●Seeks long-term capital growth.
Lord Abbett Series Fund, Inc. Lord Abbett Series Fund, Inc. – Short Duration Income Portfolio – Class I	Lord, Abbett & Co. LLC	●Seeks a high level of income consistent with preservation of capital.

Fund and Eligible Portfolio	Investment Advisers	Investment Objective
Voya Variable Portfolios, Inc. Voya Intermediate Bond Portfolio – Class I	Voya Investments LLC Subadviser: Voya Investment Management Co. LLC	●Seeks to maximize total return consistent with reasonable risk

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010